CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical)	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Treasury Stock - Common
Purchase of shares for company benefit plans (in shares)	2,878,234	1,510,022	1,206,419
Release of shares from company benefit plans (in shares)	879,795	503,863	186,529
Preferred stock exchanged for shares of common stock | Preferred stock
Preferred stock conversions/exchanges (in shares)	40,000	0	236,048
Preferred stock exchanged for shares of common stock | Additional Paid-in Capital
Stock issued, conversion (in shares)	51,839	0	9,965,835
Convertible notes exchanged for shares of common stock | Additional Paid-in Capital
Stock issued, conversion (in shares)	366,945	0	0
Senior notes exchanged for shares of common stock | Additional Paid-in Capital
Stock issued, conversion (in shares)	1,177,817	0	0